Debt Unrealized Gains (Losses) From Debt Hedges Included In Accumulated Other (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 1999	Dec. 31, 2002	Apr. 25, 2014	Dec. 31, 2014	Dec. 31, 2007
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Unrealized Gain (Loss)	$ (5.1)
Unamortized Balance					(3.6)
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Unrealized Gain (Loss)		(4.2)
Unamortized Balance					(3.2)
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Unrealized Gain (Loss)			5.1
Unamortized Balance					4.0
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Unrealized Gain (Loss)				(1.6)	(1.6)
Unamortized Balance					(1.6)
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Unrealized Gain (Loss)						34.4
Unamortized Balance					$ 6.6